Supplemental Disclosure of Cash Flow Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Disclosure of Cash Flow Information
	Three Months Ended March 31,
	2022	2021
Cash paid for interest	$3,182	$10,005
Cash paid for income taxes	$—	$—
Series C Preferred Stock issued in connection with debt	$15,250	$—

	Years ended December 31,
	2021	2020
Cash paid for interest	$1,066	$174,551
Cash paid for income taxes	$—	$—
Series C Prefered Stock issued in connection with acquisition	$122,000	—
Series B Prefered Stock issued in connection with acquisition	$9,086,396	—